Earnings (loss) per share	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Earnings (loss) per share

Note 16 - Earnings (loss) per share:

Earnings (loss) per share are classified as basic and diluted. Basic earnings (loss) are intended to provide a measure of the participation of each ordinary share of BBB Foods Inc. in the performance that the Company had in the periods presented. Basic earnings (loss) are calculated by dividing the earnings (loss) for the period attributable to the ordinary equity holders of the controlling interest by the weighted average number of ordinary shares outstanding during the year.

Diluted shares are intended to provide a measure of the participation of each ordinary share in the Company's performance considering the dilutive effects (reduction in profits or increase in losses) of the potential ordinary shares in circulation during the period. Diluted earnings (loss) per share are calculated by dividing the earnings (loss) of the year attributable to the ordinary equity holders of the controlling interest by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that have dilutive potential.

For the nine-month period ended on September 30, 2023, the Company did not present diluted earnings per share as it recognized a net loss for the period, which would result in an antidilutive effect.

For the nine-month period ended on September 30, 2024, the Company analyzed whether there were dilutive effects from potential ordinary shares arising from share-based payments and Convertible Note, as the Company recognized profit in such period. The Company determined that all of the 14,145,408 options (each of which grants each holder the right to receive three Class C common shares, derived from the 3-for-1 share split effected in connection with the IPO) granted to eligible employees, as noted in Note 17, have a dilutive effect. Additionally, in the estimation of the diluted earnings per share, the potential dilution of the Convertible Note is estimated until February 14, 2024, date on which it was settled.

The information on earnings (loss) per share and number of shares used in the calculations of basic and diluted earnings (loss) per share is shown below:

	For the three-month periods ended				For the nine-month periods ended
	September 30,		September 30,		September 30,		September 30,
	2024		2023		2024		2023

Net income available to common stockholders (basic)	Ps.	257,600			Ps.	357,993
Weighted average common shares (2)		112,200,752				107,798,668
Basic earnings per share	Ps.	2.30			Ps.	3.32
Net income available to common stockholders (diluted)	Ps.	258,008			Ps.	358,401
Diluted weighted average common shares (2)		142,254,384				137,894,806
Diluted earnings per share	Ps.	1.81				2.60

Not loss available to class A shares			Ps.	(339,051)			Ps.	(209,169)
Basic and diluted loss per class A share			Ps.	(28.25)			Ps.	(17.43)
Weighted average class A shares (1)				12,000,000				12,000,000

(1)
For the three-month and nine-month periods ended on September 30, 2023, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.
(2)
For the nine-month period ended on September 30, 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3-for-1 split of common shares occurred in January 2024.